Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Summary of Maximum Exposure to Credit Risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at March 31
Particulars	2021	2022
Trade and other receivables	27,331	39,623
Receivable from related party	55	53
Term deposits	154,868	264,185
Cash and cash equivalents (except cash in hand)	295,001	213,259
Total	477,255	517,120

The cash and cash equivalents and term deposits are mainly held with banks, which are rated AA+, A+, AAA, A, A-, AA-, BBB+ BB+, BBB-, based on rating agency Fitch ratings. The Group considers that its cash and cash equivalents and term deposits have low credit risk based on the external credit ratings of the counterparties.

The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

	As at March 31
Particulars	2021	2022
India	23,571	34,185
Thailand	1,324	1,190
Malaysia	157	138
Singapore	188	370
Others	2,091	3,740
Total	27,331	39,623

The maximum exposure to credit risk for trade and other receivables at the reporting date by type of counterparty was:

	As at March 31
Particulars	2021	2022
Airlines	6,239	10,081
Retail customers	117	307
Corporate customers	10,757	14,905
Deposit with hotels and others	5,900	6,516
Others	4,318	7,814
Total	27,331	39,623

Summary of Age of Trade and Other Receivables, Term Deposits and Security Deposits

The age of trade and other receivables at the reporting date was:

	As at March 31
	2021		2022
Particulars	Gross	Impairment	Gross	Impairment
Not past due	11,937	—	19,827	—
Past due 0-30 days	7,600	—	11,407	—
Past due 30-120 days	4,704	—	5,564	—
More than 120 days	5,571	2,481	5,637	2,812
Total	29,812	2,481	42,435	2,812

Summary of Movement in Allowance for Doubtful Debts in Respect of Trade and Other Receivables

The movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

	For the year ended March 31
Particulars	2021	2022
Balance at the beginning of the year	2,893	2,481
Allowance for impairment	358	904
Amounts written off against the allowance	(908)	(493)
Effects of movement in exchange rate	138	(80)
Balance at the end of the year	2,481	2,812

Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements

The balanced view of liquidity and financial indebtedness (excluding lease liabilities) is stated in the table below:

	As at March 31
Particulars	2021	2022
Cash and cash equivalents	295,066	213,283
Term deposits	154,868	264,185
Loans and borrowings	(188,309)	(202,632)
Net cash position	261,625	274,836

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2021

Non-derivative financial liabilities (including hybrid financial liabilities)	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes	187,574	(230,000)	—	—	—	(230,000)	—
Lease liabilities	15,646	(21,956)	(1,745)	(1,798)	(3,636)	(8,318)	(6,459)
Secured bank loans	735	(824)	(186)	(174)	(258)	(206)	—
Trade and other payables	53,581	(53,581)	(53,581)	—	—	—	—
Other liabilities (related to business combination)	14,875	(17,055)	(5,685)	—	(5,685)	(5,685)	—
Refund due to customers	49,527	(49,527)	(49,527)	—	—	—	—
Total	321,938	(372,943)	(110,724)	(1,972)	(9,579)	(244,209)	(6,459)

Notes: *	Represents undiscounted cash flows of interest and principal

As at March 31, 2022

Non-derivative financial liabilities (including hybrid financial liabilities)	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes	201,240	(230,000)	—	—	(230,000)	—	—
Lease liabilities	13,952	(18,847)	(1,953)	(1,706)	(3,058)	(8,269)	(3,861)
Secured bank loans	1,392	(1,590)	(278)	(249)	(444)	(619)	—
Trade and other payables	62,827	(62,827)	(62,827)	—	—	—	—
Other liabilities (related to business combination)	10,075	(11,025)	(5,513)	—	(5,512)	—	—
Other liabilities (related to Hotel Travel Group)	13,000	(13,000)	(4,360)	(4,320)	(4,320)	—	—
Refund due to customers	35,970	(35,970)	(35,970)	—	—	—	—
Total	338,456	(373,259)	(110,901)	(6,275)	(243,334)	(8,888)	(3,861)

Notes: *	Represents undiscounted cash flows of interest and principal

Summary of Currency Risk

Between USD and INR

	As at March 31
Particulars	2021	2022
Trade and other receivables	956	1,288
Trade and other payables	(210,884)	(277,577)
Cash and cash equivalents	136	—
Net exposure	(209,792)	(276,289)

The following significant exchange rates applied during the year:

	Average exchange rate per unit		Reporting date rate per unit
	Financial Year		As at March 31
USD	2020-21	2021-22	2021	2022
INR 1	0.0135	0.0134	0.0136	0.0132

Sensitivity Analysis of Exchange Rate	This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables remain constant.

	For the year ended March 31
Particulars	2021	2022
10% strengthening of USD against INR	(19,072)	(25,117)

Summary of Fair Values of Financial Assets and Liabilities, together with Carrying Amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	As at March 31, 2021		As at March 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets measured at fair value
Other investments - equity securities (FVOCI)	5,409	5,409	452	452
Other investments - equity securities (FVTPL)	—	—	3,412	3,412
Other investments - other securities (FVTPL)	—	—	68	68
	5,409	5,409	3,932	3,932

Financial assets not measured at fair value (Amortised cost)
Trade and other receivables	27,331	27,331	39,623	39,623
Term deposits	154,868	154,868	264,185	264,185
Cash and cash equivalents	295,066	295,066	213,283	213,283
Receivable from related party	55	55	53	53
Other investments - other securities	99	99	99	99
	477,419	477,419	517,243	517,243

Financial liabilities measured at fair value
Other liabilities (related to business combination)	14,875	14,875	10,075	10,075
	14,875	14,875	10,075	10,075

Financial liabilities not measured at fair value (amortised cost)
Secured bank loans	735	735	1,392	1,392
Trade and other payable	53,581	53,581	62,827	62,827
Refund due to customers	49,527	49,527	35,970	35,970
Other liabilities (related to Hotel Travel Group)	—	—	13,000	13,000
Convertible notes	187,574	187,574	201,240	198,009
	291,417	291,417	314,429	311,198

Summary of Financial Instruments Carried at Fair Value

	As at March 31, 2021
Particulars	Level 1	Level 2	Level 3	Total
Other investments (equity securities-FVOCI)	—	—	5,409	5,409
Total Assets	—	—	5,409	5,409

Other liabilities (related to business combination)	—	—	14,875	14,875
Total Liabilities	—	—	14,875	14,875

	As at March 31, 2022
Particulars	Level 1	Level 2	Level 3	Total
Other investments - equity securities (FVOCI)	—	—	452	452
Other investments - equity securities (FVTPL)	—	—	3,412	3,412
Other investments - other securities (FVTPL)	68	—	—	68
Total Assets	68	—	3,864	3,932

Other liabilities (related to business combination)	—	—	10,075	10,075
Total Liabilities	—	—	10,075	10,075

Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy

  There were no transfers between Level 1, Level 2 and Level 3 during the year.

The following tables shows a reconciliation from the beginning balances to the ending balances for fair value measurement in Level 3 of the fair value hierarchy:

	As at March 31, 2021
Particulars	Other liabilities (related to business combination)	Other investments (equity securities-FVOCI)
Opening balances	14,921	3,584
Total gains and losses recognized in:
—profit or loss	(350)	—
—other comprehensive income
-net change in fair value	—	1,825
-effect of movements in foreign exchange rates	304	—
Closing balances	14,875	5,409

	As at March 31, 2022
Particulars	Other liabilities (related to business combination)	Other investments (equity securities-FVOCI)	Other investments (equity securities - FVTPL)
Opening balances	14,875	5,409	—
Acquired during the year (refer note 9)	—	—	3,412
Total gains and losses recognized in:
- profit or loss	1,181	—	—
- other comprehensive income (loss)
-net change in fair value	—	33,543	—
-effect of movements in foreign exchange rates	(368)	—	—
Payment during the period (refer note 7 (b))	(5,613)	—	—
Proceeds from sale of investment (refer note 9)	—	(38,500)	—
Closing balances	10,075	452	3,412

Summary of Financial Instruments Measured at Fair Value

Financial Instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs	Inter- relationship between significant unobservable inputs and fair value measurement
Other investments - equity securities (FVOCI)	March 31, 2021: Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.	Forecast annual revenue growth rate : March 31, 2021: 4% - 25% Forecast EBITDA margin: March 31, 2021: (3%) - 25% Risk adjusted discount rate: March 31, 2021: 17.0%

The estimated fair value would increase (decrease) if :

  - the annual revenue growth rate were higher (lower)

  - the EBITDA margin were higher (lower)

  - the risk adjusted discount rate was lower (higher)

Other investments - equity securities (FVTPL)	Price of recent transaction	Not applicable	Not applicable
Other liabilities (related to business combination)	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.	Expected cash flows: USD 11,025 (March 31, 2021: USD 17,054) Risk-adjusted discount rate: 10.2% (March 31, 2021: 10.2% )	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate were lower (higher).

Summary of Financial Instruments Not Measured at Fair Value

Financial Instruments not measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Other financial assets and liabilities*	Discounted cash flows	Not applicable

Notes: *

Other financial assets include trade and other receivables, term deposits, cash and cash equivalents, receivable from related party and other investments-other securities. Other financial liabilities include secured bank loans, trade and other payables, refund due to customers, convertible notes and lease liabilities.

Summary of Sensitivity Analysis for Other Investments

For the fair values of other investments-equity securities, reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2021
	Other Comprehensive Income
	Increase	Decrease
Annual revenue growth rate	424	(414)
EBITDA Margin	265	(265)
Risk adjusted discount rate	(419)	492

Summary of Other Liabilities Related to Business Combination

For the fair values of other liabilities related to business combination, reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2021		For the year ended March 31, 2022
	Profit or loss		Profit or loss
	Increase	Decrease	Increase	Decrease
Risk adjusted discount rate	179	(185)	77	(79)